Nuveen Arizona Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.6%
X 169,146,024 MUNICIPAL BONDS - 97.6%
X 169,146,024
Education and Civic Organizations - 22.9%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 1,019,640
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2023A, 5.500%, 7/01/48
7/33 at 100.00 1,682,490
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 508,545
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 1,676,716
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 322,473
225 4.000%, 7/01/44 7/31 at 100.00 217,064
300 4.000%, 7/01/45 7/31 at 100.00 288,138
250 4.000%, 7/01/46 7/31 at 100.00 238,503
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 945,574
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 1,525,935
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 1,284,600
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 1,080,110
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 535,020
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 210,915
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 221,830
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 24,222
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 307,479
705 5.000%, 7/01/47 7/27 at 100.00 710,866
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 134,419
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 198,037
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 408,998
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 787,873
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 1,134,590
75 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call 73,417

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 $ 136,216
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call 131,583
125 5.000%, 7/01/29 No Opt. Call 132,799
130 5.000%, 7/01/30 No Opt. Call 139,286
125 5.000%, 7/01/31 No Opt. Call 134,930
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 504,410
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 512,820
85 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 77,506
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 2,950,560
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 1,169,593
620 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/40, 144A
7/29 at 100.00 591,443
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 601,980
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 148,667
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 211,510
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 1,044,250
750 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A,
5.000%, 7/01/39
7/29 at 100.00 764,355
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2020,
5.250%, 7/01/45
7/29 at 100.00 1,018,200
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 462,948
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 349,243
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 831,955
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 2,605,590
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 794,941
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 697,856

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 $ 813,968
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 1,062,510
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 22,543
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 387,664
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 217,087
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 323,141
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 825,160
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
40 3.250%, 7/01/25 No Opt. Call 38,806
750 5.000%, 7/01/35 7/25 at 100.00 753,285
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 819,016
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 1,028,260
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 91,983
320 6.125%, 6/15/47, 144A 6/26 at 100.00 276,528
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 97,884
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 25,045
65 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call 67,408
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 239,372
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 150,229
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 473,464
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 479,580
Total Education and Civic Organizations 39,743,028

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 12.6%
$ 1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 $ 1,509,940
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 103,236
890 4.000%, 9/01/38 9/30 at 100.00 837,463
405 4.000%, 9/01/39 9/30 at 100.00 380,493
225 4.000%, 9/01/46 9/30 at 100.00 198,925
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 891,099
1,400 5.000%, 2/01/40 2/30 at 100.00 1,473,990
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 1,478,802
1,000 4.000%, 2/01/40 2/32 at 100.00 937,300
Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 628,578
870 4.125%, 9/01/42 9/28 at 100.00 803,262
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 1,825,845
2,000 5.000%, 1/01/35 1/27 at 100.00 2,082,100
1,145 5.000%, 1/01/38 1/27 at 100.00 1,175,812
1,665 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,570,062
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 527,501
1,350 4.000%, 4/01/46 4/31 at 100.00 1,194,979
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 302,399
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
9/23 at 100.00 750,293
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 831,422
2,060 4.000%, 8/01/43 8/29 at 100.00 1,805,178
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 506,160
Total Health Care 21,814,839
Housing/Multifamily - 0.7%
500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 526,545
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (c)
10/29 at 103.00 176,958
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 0.000%, 10/01/56 (c)
10/29 at 103.00 437,460
Total Housing/Multifamily 1,140,963

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Information Technology - 0.2%
$ 275 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 $ 274,203
Total Information Technology 274,203
Long-Term Care - 1.8%
120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 88,616
1,115 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 937,904
915 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 707,478
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 1,107,586
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 372,267
Total Long-Term Care 3,213,851
Tax Obligation/General - 13.4%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 578,908
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 774,073
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 1,027,640
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 1,566,270
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 791,581
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 666,745
1,170 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/35
7/31 at 100.00 1,209,757
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 1,129,251
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 388,052
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 592,980
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 1,129,380
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 1,052,560
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 260,368
275 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, School Improvement Project of 2015, Series
2021E, 3.000%, 7/01/40
7/30 at 100.00 227,318
1,350 Maricopa County Unified School District 80, Chandler, Arizona, School
Improvement Bonds, 2019 Project, Series 2021B, 3.000%, 7/01/40
7/30 at 100.00 1,115,653

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 $ 997,670
860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 909,932
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 2,095,620
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 788,640
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 724,748
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 1,135,789
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
10/23 at 100.00 500,425
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 766,395
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 736,350
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 837,960
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 520,195
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 361,170
335 4.500%, 7/01/34 7/24 at 100.00 335,579
Total Tax Obligation/General 23,221,009
Tax Obligation/Limited - 22.7%
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 99,326
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 120,844
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,020,970
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 417,017
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 573,919
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (d)
7/27 at 100.00 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 513,775
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 439,852
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 522,000
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 1,041,800
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 1,280,305

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 $ 1,050,247
143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
10/23 at 100.00 137,299
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 272,796
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 407,460
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
280 4.000%, 7/15/30 No Opt. Call 281,865
480 4.000%, 7/15/35 7/30 at 100.00 441,878
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 47,393
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2,
Series 2023, 5.750%, 7/01/46
7/32 at 100.00 734,992
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
10/23 at 100.00 345,342
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 735,952
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 268,871
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 1,411,020
224 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 211,729
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
10/23 at 100.00 938,410
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 1,186,520
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 467,415
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 170,164
115 Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020, 4.000%,
7/01/40
7/30 at 100.00 112,580
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 505,135
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/39
8/28 at 100.00 1,471,545
1,200 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 1,183,500
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 1,218,775
1,000 0.000%, 7/01/46 7/28 at 41.38 278,520
1,372 5.000%, 7/01/58 7/28 at 100.00 1,331,389
1,200 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 1,086,048
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 529,609
560 4.000%, 8/01/35 8/26 at 100.00 568,378
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 800,934

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 4,900 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/50
8/30 at 100.00 $ 4,538,527
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 605,706
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 907,686
510 Superstition Vistas Community Facilities District 1, Apache Junction,
Arizona, Special Assessment Revenue Bonds, Series 2023, 6.000%,
7/01/47
7/33 at 100.00 502,977
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 827,178
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 1,152,105
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 626,088
750 Verrado District 1 Community Faciliites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 5.000%, 7/15/43 - BAM Insured , (WI/
DD)
7/33 at 100.00 784,020
1,005 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/23 at 100.00 1,005,392
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
10/23 at 100.00 1,091,144
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 2,199,116
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 831,113
Total Tax Obligation/Limited 39,369,393
Transportation - 4.5%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 680,472
1,315 5.000%, 7/01/45 7/25 at 100.00 1,329,610
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 1,527,420
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,023,620
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 1,077,590
1,090 5.000%, 7/01/39 7/29 at 100.00 1,137,938
Total Transportation 7,776,650
U.S. Guaranteed - 2.6% (e)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 593,038
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 267,508
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 112,454
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 435,431
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 1,053,780
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 1,031,540

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (e) (continued)
$ 880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 $ 944,328
Total U.S. Guaranteed 4,438,079
Utilities - 16.2%
1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 878,370
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 1,320,607
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call 1,703,340
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 1,963,389
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 808,676
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 1,405,455
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 502,595
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 744,878
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 771,066
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 460,314
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
510 4.000%, 7/01/42 7/30 at 100.00 492,935
500 4.000%, 7/01/43 7/30 at 100.00 481,315
1,000 3.000%, 7/01/44 7/30 at 100.00 782,150
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 592,465
3,510 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 3,756,858
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 318,344
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
1,000 5.000%, 7/01/29, 144A No Opt. Call 1,025,290
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 1,000,270
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 511,435
1,000 5.000%, 12/01/45 6/25 at 100.00 1,024,910
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 1,042,900
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 1,000,490
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/47
1/33 at 100.00 2,689,875
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 1,849,962
1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 1,026,120
Total Utilities 28,154,009
Total Municipal Bonds
(cost $178,341,085) 169,146,024
Total Long-Term Investments
(cost $178,341,085) 169,146,024

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.1%
X 3,700,000 MUNICIPAL BONDS - 2.1%
X 3,700,000
Health Care - 2.1%
$ 3,700 Phoenix Industrial Development Authority, Arizona, Health Care Facilities
Revenue Bonds, Mayo Clinic, Series 2014B, 2.300%, 11/15/52,
(Mandatory Put 9/08/23) (f)
9/23 at 100.00 $ 3,700,000
Total Health Care 3,700,000
Total Municipal Bonds
(cost $3,700,000) 3,700,000
Total Short-Term Investments
(cost $3,700,000) 3,700,000
Total Investments
(cost $182,041,085) - 99.7% 172,846,024
Other Assets & Liabilities, Net - 0.3% 499,402
Net Assets - 100% $ 173,345,426
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 169,146,024 $ – $ 169,146,024
Short-Term Investments:
Municipal Bonds – 3,700,000 – 3,700,000
Total
$ – $ 172,846,024 $ – $ 172,846,024
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.8%
X 444,667,739 MUNICIPAL BONDS - 97.8%
X 444,667,739
Consumer Discretionary - 0.8%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 $ 510,605
1,000 5.000%, 12/01/32 12/26 at 100.00 1,018,360
2,000 5.000%, 12/01/35 12/26 at 100.00 2,016,380
Total Consumer Discretionary 3,545,345
Education and Civic Organizations - 6.8%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
290 4.000%, 10/01/24 No Opt. Call 290,189
720 3.625%, 10/01/29 10/24 at 100.00 699,804
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 481,180
500 5.250%, 7/01/46, 144A 7/25 at 100.00 469,005
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
10/23 at 100.00 505,409
410 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
10/23 at 100.00 410,021
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 315,863
1,000 5.000%, 1/15/44 1/24 at 100.00 983,280
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
10/23 at 100.00 450,040
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 81,414
100 4.000%, 7/01/51, 144A 7/31 at 100.00 73,525
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 1,001,080
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 1,005,830
795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
10/23 at 100.00 796,717
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 609,150
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 1,002,360
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 514,205

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
$ 255 5.000%, 10/01/49, 144A 10/27 at 100.00 $ 230,010
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 873,070
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 370,699
1,000 4.000%, 3/01/35 3/27 at 100.00 997,730
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 400,408
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 1,043,070
1,345 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Green Series 2022B, 5.250%,
12/01/52 - AGM Insured
12/32 at 100.00 1,423,508
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 3,124,470
1,335 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017A, 4.000%,
3/01/34
9/27 at 100.00 1,352,635
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 1,925,760
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 2,007,160
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 980,690
5,000 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 4,592,200
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 2,027,180
Total Education and Civic Organizations 31,037,662
Health Care - 15.7%
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 1,881,176
1,000 4.000%, 11/15/43 11/29 at 100.00 959,300
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A, 4.000%, 11/15/46
11/31 at 100.00 935,520
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, 5.000%, 11/15/57,
(Mandatory Put 11/15/33)
11/32 at 101.57 2,242,860
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 935,230
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
225 5.000%, 11/15/29 5/26 at 100.00 235,625
5,285 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%,
11/15/48
5/28 at 100.00 5,410,307
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 5.000%, 10/01/30
No Opt. Call 753,592
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
5,195 5.000%, 12/01/41 6/26 at 100.00 5,239,365
2,000 5.000%, 12/01/44 6/26 at 100.00 2,011,460

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
$ 150 5.000%, 8/01/25 No Opt. Call $ 152,540
5,250 4.000%, 8/01/44 8/29 at 100.00 4,674,022
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,500 5.000%, 8/01/44 8/29 at 100.00 3,575,040
3,000 4.000%, 8/01/49 8/29 at 100.00 2,599,980
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 1,541,286
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 531,155
1,365 5.500%, 11/01/47 11/32 at 100.00 1,426,684
4,000 5.250%, 11/01/52 11/32 at 100.00 4,078,400
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Intermountain Healthcare, Series 2022A:
2,150 4.000%, 5/15/52 5/32 at 100.00 1,966,583
2,000 5.000%, 5/15/52 5/32 at 100.00 2,074,940
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call 267,261
235 5.000%, 9/01/26 No Opt. Call 239,815
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 3,597,988
1,315 4.000%, 9/01/34 9/25 at 100.00 1,295,064
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 1,049,375
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 585,581
2,000 4.000%, 11/01/39 11/29 at 100.00 1,920,100
3,950 5.000%, 11/01/49 11/29 at 100.00 3,949,881
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 3,551,100
5,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 5,303,815
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Refunding Series
2017A:
225 4.000%, 5/15/33 5/27 at 100.00 225,486
1,920 4.000%, 5/15/34 5/27 at 100.00 1,929,178
1,050 4.000%, 5/15/35 5/27 at 100.00 1,050,567
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 1,999,960
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
355 5.500%, 9/01/25 10/23 at 100.00 347,467
600 5.500%, 9/01/30 10/23 at 100.00 582,498
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 474,934
Total Health Care 71,595,135

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 0.5%
$ 280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
10/23 at 100.00 $ 280,350
2,000 Denver City and County Housing Authority, Colorado, Multifamily Housing
Revenue Bonds, Flo Senior Apartments Project, Sustainability Green
Series 2023A, 4.500%, 7/01/41
7/33 at 100.00 1,975,740
Total Housing/Multifamily 2,256,090
Long-Term Care - 1.8%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 423,045
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 1,269,554
3,000 5.000%, 1/01/37 1/24 at 102.00 2,750,430
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 1,520,200
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 1,002,530
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 1,130,160
Total Long-Term Care 8,095,919
Tax Obligation/General - 13.5%
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 1,091,340
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
200 4.000%, 12/01/32 12/29 at 100.00 204,976
350 4.000%, 12/01/36 12/29 at 100.00 350,830
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 151,104
2,000 Delta County Joint School District 50 Delta, Gunnison, Montrose and
Mesa Counties, Colorado, General Obligation Bonds, Series 2023,
5.000%, 12/01/47
12/32 at 100.00 2,120,880
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series
2019, 4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 1,053,066
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/41
12/30 at 100.00 2,926,200
4,625 Denver School District 1, Colorado, General Obligation Bonds, Series
2022A, 5.000%, 12/01/45
6/32 at 100.00 4,993,936
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 1,894,548
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 800,389
2,500 5.000%, 12/01/45 12/26 at 100.00 2,569,875
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 1,318,194
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 602,238
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 454,546
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 1,316,871
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 1,302,665
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 2,817,810

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
$ 655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 $ 691,038
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 1,808,328
18,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 19,373,580
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 1,384,721
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 1,951,060
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 761,483
1,000 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/38
12/29 at 100.00 1,073,680
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 1,453,634
1,140 Roaring Fork Transporation Authority, Colorado, Property Tax Revenue
Bonds, Series 2021A, 4.000%, 12/01/46
12/31 at 100.00 1,057,396
2,410 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 2,553,877
1,125 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 1,076,535
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 2,097,900
Total Tax Obligation/General 61,252,700
Tax Obligation/Limited - 31.2%
1,795 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 1,565,168
480 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 410,552
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 1,695,573
500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 455,535
Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023:
1,275 5.000%, 12/01/41 12/33 at 100.00 1,413,032
1,335 5.000%, 12/01/42 12/33 at 100.00 1,474,534
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 554,226
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 438,000
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
10/23 at 103.00 1,020,537
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 561,648
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 1,111,882
1,000 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 910,060
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
10/23 at 103.00 1,028,691
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 500,790

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 $ 460,152
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 1,663,452
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 2,082,140
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 975,940
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 1,768,733
1,000 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 1,030,490
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 2,034,720
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax
Series 2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 2,069,034
750 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 666,915
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 802,251
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 905,930
1,250 Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/44 - AGM Insured
12/30 at 100.00 1,173,412
949 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 896,293
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 1,206,460
Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 1,030,570
1,785 4.000%, 8/01/40 8/31 at 100.00 1,754,298
130 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 130,564
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
10/23 at 100.00 482,240
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 912,220
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
500 4.000%, 12/01/35 12/29 at 100.00 508,355
700 4.000%, 12/01/36 12/29 at 100.00 705,901
750 4.000%, 12/01/37 12/29 at 100.00 749,235
1,000 4.000%, 12/01/38 12/29 at 100.00 986,020
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 5,745,410
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 2,039,460

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 $ 610,265
1,000 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 1,012,880
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 438,055
595 5.000%, 12/01/39 9/24 at 103.00 579,250
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 464,580
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 1,582,981
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 804,667
500 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 478,730
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 808,568
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM
Insured
6/32 at 100.00 640,548
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 484,263
670 4.000%, 12/01/37 12/29 at 100.00 672,204
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
10/23 at 100.00 335,097
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 1,001,240
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 1,185,964
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 316,137
500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25 (c)
12/23 at 100.00 455,920
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 3,144,646
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 477,365
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 2,066,060
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 1,567,936
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 840,395
1,805 5.000%, 12/01/41 12/26 at 100.00 1,819,963
Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023:
1,000 4.250%, 12/01/48 - AGM Insured 12/33 at 100.00 964,780
2,000 4.375%, 12/01/53 - AGM Insured 12/33 at 100.00 1,942,560

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 $ 678,405
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 1,142,922
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 970,750
500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 454,585
494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 472,877
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 485,959
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
10/23 at 103.00 730,147
Northern Colorado Water Conservancy District, Certificates
of Participation, Series 2022:
2,325 5.000%, 7/01/42 7/31 at 100.00 2,473,312
2,000 5.250%, 7/01/52 7/31 at 100.00 2,129,640
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call 235,938
305 4.000%, 12/01/28 No Opt. Call 305,854
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 667,548
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
125 5.000%, 12/01/24 No Opt. Call 125,836
1,500 5.000%, 12/01/36 12/26 at 100.00 1,518,060
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 1,077,482
235 5.000%, 12/01/45 12/25 at 100.00 234,904
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 2,234,790
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 1,027,371
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM
Insured
12/29 at 100.00 1,654,818
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
10/23 at 100.00 1,410,495
500 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 485,780
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 530,665
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 527,165
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 1,180,521
1,235 4.000%, 12/01/32 12/27 at 100.00 1,264,899
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 1,427,163
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 159,800

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 2,516 4.500%, 7/01/34 7/25 at 100.00 $ 2,515,849
1,000 4.750%, 7/01/53 7/28 at 100.00 937,470
1,000 5.000%, 7/01/58 7/28 at 100.00 970,400
880 Raindance Metropolitan District 2, Windsor, Colorado, General Obligation
Bonds, Limited Tax Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 828,564
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 2,562,050
400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 363,440
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 2,418,366
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 445,871
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 491,103
675 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle Counties,
Colorado, Certificates of Participation, Series 2023, 5.000%, 12/15/43 -
BAM Insured
6/31 at 100.00 699,617
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 192,666
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 1,075,230
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 1,807,809
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 284,421
565 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 483,838
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 194,856
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 323,225
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Improvement Series 2020A-2,
4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 906,260
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
10/23 at 103.00 472,562
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 885,470
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 773,910
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 371,396
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.500%, 12/01/42
6/30 at 102.00 567,172
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 154,921

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
$ 225 5.000%, 12/01/29 - BAM Insured No Opt. Call $ 247,203
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 477,869
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 505,926
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 274,388
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 274,145
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 770,280
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 1,556,393
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 759,759
5,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 4,831,600
2,000 Triview Metropolitan District 4, El Paso County, California, Colorado,
General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48,
144A
12/23 at 103.00 1,950,220
225 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2019, 5.000%, 12/15/29 - AGM Insured
12/24 at 103.00 235,969
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 550,399
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 1,306,950
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 504,010
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call 102,216
1,000 4.000%, 12/01/33 12/26 at 100.00 892,530
300 5.000%, 12/01/35 12/26 at 100.00 292,209
645 5.250%, 12/01/40 12/26 at 100.00 627,127
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 451,555
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 925,850
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 532,686
Westminster, Colorado, Certificates of Participation, Series
2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 1,541,430
1,000 4.000%, 12/01/38 12/25 at 100.00 979,650
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 1,027,840
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 1,550,260
1,400 Whispering Pines Metropolitan District No.1, In the City of Aurora,
Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation
Refunding Series 2023, 5.000%, 12/01/52 - AGM Insured
12/32 at 100.00 1,437,674
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 503,700
Total Tax Obligation/Limited 142,059,467

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 7.8%
$ 1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 $ 977,710
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
10/23 at 100.00 500,595
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 1,832,687
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A:
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 2,104,665
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 3,495,577
2,585 5.500%, 11/15/53, (AMT) 11/32 at 100.00 2,753,568
500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 535,050
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 1,095,120
2,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 2,045,680
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 1,002,900
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call 2,153,393
1,000 5.000%, 12/01/30, (AMT) No Opt. Call 1,077,620
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 8,455,404
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 1,050,810
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 497,100
620 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
10/23 at 100.00 620,521
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call 699,339
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 1,011,146
1,215 5.000%, 12/01/32 12/26 at 100.00 1,263,722
1,275 5.000%, 12/01/33 12/26 at 100.00 1,323,501
1,000 5.000%, 12/01/34 12/26 at 100.00 1,035,290
Total Transportation 35,531,398
U.S. Guaranteed - 6.9% (d)
2,500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 2,512,550
130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 130,399
495 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47, (Pre-refunded 12/01/23)
12/23 at 103.00 511,835
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 53,289
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 1,689,261
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 3,602,589
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
65 5.000%, 11/15/29, (Pre-refunded 5/15/26) 5/26 at 100.00 68,078

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
$ 450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 $ 463,131
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 3,087,540
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 577,864
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 532,920
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 532,920
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 1,013,270
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 1,260,648
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 6,303,240
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 1,007,500
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 1,007,500
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,014,890
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 517,135
1,033 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded
12/01/23), 144A
12/23 at 100.00 1,036,667
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 648,483
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 3,568,770
Total U.S. Guaranteed 31,140,479
Utilities - 12.8%
Arapahoe County Water and Wastewater Authority,
Colorado, Revenue Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 1,002,190
1,845 4.000%, 12/01/38 12/29 at 100.00 1,829,520
Brighton, Colorado, Water Activity Enterprise Revenue
Bonds, Water System Project, Series 2022:
3,010 5.000%, 6/01/42 6/32 at 100.00 3,242,703
5,500 5.000%, 6/01/47 6/32 at 100.00 5,844,025
2,000 5.000%, 6/01/52 6/32 at 100.00 2,110,700
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 455,780
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 4,790,243
2,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A, 5.250%, 11/15/53
11/33 at 100.00 2,172,500
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 504,185
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 769,552

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
10/23 at 100.00 $ 1,002,900
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A,
4.000%, 6/01/35 - AGM Insured
6/30 at 100.00 1,110,241
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 7,542,570
4,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 3,964,464
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 987,510
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 668,519
1,500 4.000%, 11/15/35 11/25 at 100.00 1,512,870
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 497,885
570 4.000%, 12/01/31 12/25 at 100.00 579,815
1,140 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding &
Improvement Series 2017, 4.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,101,810
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 324,410
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 525,383
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 1,959,624
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 2,053,480
300 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2020, 4.000%, 11/01/40
11/29 at 100.00 294,639
8,805 Parker Water and Sanitation District, Douglas County, Colorado, Water
and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series
2022, 4.000%, 11/01/47
11/32 at 100.00 8,126,223
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call 1,375,083
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 1,804,720
Total Utilities 58,153,544
Total Municipal Bonds
(cost $457,200,913) 444,667,739
Total Long-Term Investments
(cost $457,200,913) 444,667,739
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.4%
X 6,500,000 MUNICIPAL BONDS - 1.4%
X 6,500,000
Health Care - 0.4%
$ 2,000 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Variable Rate Series 2018C, 0.050%, 11/15/39, (Mandatory Put 9/15/23)
(e)
10/23 at 100.00 $ 2,000,000
Total Health Care 2,000,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 1.0%
$ 4,500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2009C, 3.000%, 11/01/28, (Mandatory Put 9/15/23) (e)
9/23 at 100.00 $ 4,500,000
Total Utilities 4,500,000
Total Municipal Bonds
(cost $6,500,000) 6,500,000
Total Short-Term Investments
(cost $6,500,000) 6,500,000
Total Investments
(cost $463,700,913) - 99.2% 451,167,739
Other Assets & Liabilities, Net - 0.8% 3,471,290
Net Assets - 100% $ 454,639,029
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 444,667,739 $ – $ 444,667,739
Short-Term Investments:
Municipal Bonds – 6,500,000 – 6,500,000
Total
$ – $ 451,167,739 $ – $ 451,167,739
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.6%
X 245,695,431 MUNICIPAL BONDS - 99.6%
X 245,695,431
Consumer Discretionary - 2.0%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
$ 615 5.000%, 9/01/34 9/27 at 100.00 $ 612,761
4,000 5.000%, 9/01/39 9/27 at 100.00 3,724,600
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (c)
10/23 at 100.00 600,000
Total Consumer Discretionary 4,937,361
Consumer Staples - 2.3%
890 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 814,768
480 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
10/23 at 100.00 480,053
1,040 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
9/23 at 100.00 1,019,231
510 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 523,393
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,018,060
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,745,777
Total Consumer Staples 5,601,282
Education and Civic Organizations - 6.5%
450 Baltimore County, Maryland, Economic Development Revenue Bonds,
McDonogh School Facility, Series 2021, 4.000%, 9/01/35
9/31 at 100.00 460,323
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 927,500
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 1,338,270
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 511,405
645 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 585,576
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 9/23 at 100.00 500,060
2,625 4.250%, 7/01/41 9/23 at 100.00 2,625,026
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 480,790
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 1,246,445
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
9/23 at 100.00 2,001,180
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
385 5.000%, 6/01/29 6/26 at 100.00 396,027
700 5.000%, 6/01/33 6/26 at 100.00 718,914
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
315 5.000%, 6/01/36 6/26 at 100.00 321,656
235 5.000%, 6/01/42 6/26 at 100.00 237,496

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A:
$ 1,000 4.000%, 6/01/38 6/31 at 100.00 $ 944,940
2,010 4.000%, 6/01/46 6/31 at 100.00 1,770,267
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 1,018,204
Total Education and Civic Organizations 16,084,079
Energy - 1.3%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
10/23 at 100.00 3,287,156
Total Energy 3,287,156
Health Care - 18.3%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series
2015:
660 4.000%, 7/01/32 7/25 at 100.00 649,433
1,650 4.250%, 7/01/35 7/25 at 100.00 1,606,160
1,000 5.000%, 7/01/40 7/25 at 100.00 1,006,540
1,000 5.000%, 7/01/45 7/25 at 100.00 1,005,010
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 769,717
500 5.000%, 7/01/38 7/27 at 100.00 501,945
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 91,544
1,250 5.000%, 7/01/38 7/26 at 100.00 1,257,913
440 4.000%, 7/01/42 7/26 at 100.00 389,668
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 1,365,538
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 1,645,088
2,020 5.500%, 1/01/46 1/27 at 100.00 2,035,473
1,400 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue Series 2023, 5.250%, 7/01/53
7/33 at 100.00 1,456,518
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 580,915
175 4.000%, 7/01/40 7/30 at 100.00 166,379
520 4.000%, 7/01/45 7/30 at 100.00 472,904
1,165 Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Greater Baltimore Medical Center, Series 2021A, 3.000%,
7/01/46
7/31 at 100.00 853,968
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016:
1,000 4.000%, 7/01/41 7/26 at 100.00 934,280
500 5.000%, 7/01/47 7/26 at 100.00 504,105
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 602,376
500 4.000%, 7/01/42 7/27 at 100.00 462,145
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
955 4.125%, 7/01/47 7/25 at 100.00 889,277
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
9/23 at 100.00 993,266

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
$ 2,000 5.000%, 5/15/42 5/27 at 100.00 $ 2,039,540
4,650 5.000%, 5/15/45 5/27 at 100.00 4,725,470
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 1,654,084
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 2,121,542
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 2,555,525
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center,
Series 2020B:
2,500 4.000%, 4/15/45 4/30 at 100.00 2,307,650
2,000 4.000%, 4/15/50 4/30 at 100.00 1,812,220
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
7,000 4.000%, 12/01/44 6/25 at 100.00 6,626,340
1,000 5.000%, 12/01/44 6/25 at 100.00 1,008,890
Total Health Care 45,091,423
Housing/Multifamily - 10.1%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 2,006,140
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 1,747,020
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 568,250
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 1,661,809
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 899,092
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 675,750
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 718,060
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 695,116
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 1,266,394
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 206,579
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 1,341,413
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 687,540
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 1,722,315
575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 579,129

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%,
7/01/58
7/32 at 100.00 $ 1,095,190
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University Project,
Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 188,500
1,150 5.000%, 7/01/50 7/30 at 100.00 1,169,860
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
10/23 at 100.00 492,615
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
10/23 at 100.00 1,000,160
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 256,038
475 5.000%, 7/01/35 7/25 at 100.00 475,209
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
10/23 at 100.00 1,129,945
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 1,186,197
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 526,786
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 1,250,087
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 526,343
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 774,820
Total Housing/Multifamily 24,846,357
Housing/Single Family - 4.2%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 2,438,900
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 2,147,700
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call 591,074
800 5.000%, 3/01/30 3/29 at 100.00 856,536
725 3.000%, 3/01/42 3/29 at 100.00 620,868
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 880,351
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 332,575
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 1,434,400
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 816,390

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
$ 420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 $ 365,274
Total Housing/Single Family 10,484,068
Long-Term Care - 4.4%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 1,012,940
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 1,518,773
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 1,682,700
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 1,191,972
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 1,020,525
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 717,458
835 5.000%, 1/01/45 7/26 at 100.00 840,928
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 549,298
950 5.000%, 11/01/32 11/24 at 103.00 893,950
100 5.000%, 11/01/37 11/24 at 103.00 90,454
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 434,240
1,100 5.000%, 11/01/47 11/24 at 103.00 927,256
Total Long-Term Care 10,880,494
Tax Obligation/General - 11.2%
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 1,070,190
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call 1,430,673
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 1,000,580
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2017A, 5.000%, 3/15/31
3/27 at 100.00 1,064,410
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 1,085,530
4,800 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2017C, 5.000%, 10/01/29
10/27 at 100.00 5,168,736
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call 4,090,649
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,000 5.625%, 7/01/29 No Opt. Call 1,058,040
2,000 0.000%, 7/01/33 7/31 at 89.94 1,218,600
1,000 4.000%, 7/01/46 7/31 at 103.00 832,470
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
2,575 5.000%, 6/01/27 6/26 at 100.00 2,707,870
1,300 5.000%, 6/01/35 6/26 at 100.00 1,356,303

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 $ 2,494,075
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 1,294,847
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 1,719,830
Total Tax Obligation/General 27,592,803
Tax Obligation/Limited - 18.4%
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 1,006,350
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 448,615
220 5.000%, 9/01/38 9/27 at 100.00 218,744
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 751,882
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 1,075,737
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
9/23 at 100.00 207,565
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A
6/31 at 100.00 1,471,911
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 369,771
334 5.000%, 7/01/36 1/29 at 100.00 336,154
85 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
10/23 at 100.00 85,133
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 1,009,730
1,020 4.000%, 7/01/38 7/30 at 100.00 975,732
500 4.000%, 7/01/39 7/30 at 100.00 469,245
340 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 307,731
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 47,439
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 146,839
100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 95,190
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call 1,002,100
1,015 5.000%, 12/01/33 12/26 at 100.00 1,037,127
500 5.000%, 12/01/46 12/26 at 100.00 468,440
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
750 4.000%, 7/01/36 7/30 at 100.00 749,595
675 4.000%, 7/01/40 7/30 at 100.00 624,233
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 701,829

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
$ 600 4.125%, 2/15/34, 144A 2/26 at 100.00 $ 567,018
550 4.375%, 2/15/39, 144A 2/26 at 100.00 513,343
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 1,233,908
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 924,800
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 169,516
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 1,619,120
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 1,918,160
1,965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 2,232,358
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 1,041,150
1,250 5.000%, 5/01/33 5/26 at 100.00 1,301,075
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 2,117,960
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call 383,235
1,500 0.000%, 5/01/52 No Opt. Call 362,535
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call 579,502
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 24,964
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 2,111,540
346 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
10/23 at 100.00 346,754
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 986,250
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 0.000%, 7/01/53 (d)
1/33 at 100.00 633,750
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
13 0.000%, 7/01/24 No Opt. Call 12,580
55 0.000%, 7/01/27 No Opt. Call 47,079
54 0.000%, 7/01/29 7/28 at 98.64 42,248
70 0.000%, 7/01/31 7/28 at 91.88 50,039
78 0.000%, 7/01/33 7/28 at 86.06 50,477
2,610 0.000%, 7/01/51 7/28 at 30.01 539,435
1,000 4.750%, 7/01/53 7/28 at 100.00 937,470
5,465 5.000%, 7/01/58 7/28 at 100.00 5,303,236
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 474,800
3 4.536%, 7/01/53 7/28 at 100.00 2,715
47 4.784%, 7/01/58 7/28 at 100.00 44,057
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 1,012,650

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
10/23 at 100.00 $ 1,010,140
3,250 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 3,086,298
Total Tax Obligation/Limited 45,287,254
Transportation - 10.0%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 125,436
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 444,287
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
5,500 5.000%, 8/01/46, (AMT) 8/31 at 100.00 5,654,110
2,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 2,116,655
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 301,866
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 2,009,277
1,500 Maryland Economic Development Corporation Senior Economic
Development Revenue Bonds (Annapolis Mobility and Resilience
Project) Series 2022A, 5.250%, 12/31/47
6/32 at 100.00 1,538,490
1,500 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/44, (AMT)
7/29 at 100.00 1,268,745
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 417,735
305 4.000%, 6/01/58 6/28 at 100.00 213,329
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 1,216,388
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/52, (AMT)
6/32 at 100.00 2,927,505
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 1,063,040
1,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/39
7/31 at 100.00 1,090,380
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
55 5.000%, 8/01/26, (AMT) 9/23 at 100.00 55,121
340 5.000%, 8/01/31, (AMT) 9/23 at 100.00 340,847
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 956,970
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/30 7/27 at 100.00 1,591,035
1,390 5.000%, 7/01/37 7/27 at 100.00 1,443,529
Total Transportation 24,774,745

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 4.8% (e)
$ 480 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 $ 498,307
870 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 901,346
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 1,013,990
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 773,655
1,250 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 1,264,013
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 1,013,220
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 1,046,700
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 3,401,775
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%,
1/01/30, (Pre-refunded 1/01/29)
1/29 at 100.00 1,640,415
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 269,513
Total U.S. Guaranteed 11,822,934
Utilities - 6.1%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 2,176,860
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 2,088,400
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 2,064,140
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 2,150,000
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 417,154
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
500 5.000%, 7/01/27 7/26 at 100.00 510,220
500 5.000%, 1/01/46 7/26 at 100.00 500,705
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
825 5.000%, 10/01/33 10/27 at 100.00 853,107
200 5.000%, 10/01/38 10/27 at 100.00 202,376
2,000 Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding
Series 2006B, 4.100%, 10/01/36, (Mandatory Put 4/03/28)
No Opt. Call 2,019,060
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call 1,026,070
1,000 5.000%, 7/01/47, 144A 7/30 at 100.00 960,900

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 36 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call $ 36,483
Total Utilities 15,005,475
Total Municipal Bonds
(cost $259,374,733) 245,695,431
Total Long-Term Investments
(cost $259,374,733) 245,695,431
Other Assets & Liabilities, Net - 0.4% 922,894
Net Assets - 100% $ 246,618,325
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 245,695,431 $ – $ 245,695,431
Total
$ – $ 245,695,431 $ – $ 245,695,431
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.7%
X 75,898,513 MUNICIPAL BONDS - 97.7%
X 75,898,513
Education and Civic Organizations - 5.9%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 $ 2,078,014
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 666,162
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 548,252
University of New Mexico, Revenue Bonds, System
Improvement Series 2023:
1,000 5.250%, 6/01/49 - AGM Insured 6/33 at 100.00 1,075,130
200 5.500%, 6/01/53 - AGM Insured 6/33 at 100.00 219,078
Total Education and Civic Organizations 4,586,636
Health Care - 9.9%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 449,935
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 986,550
1,000 4.000%, 8/01/46 11/27 at 100.00 912,800
1,010 5.000%, 8/01/46 11/27 at 100.00 1,036,169
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
240 5.000%, 8/01/44 8/29 at 100.00 247,661
1,300 4.000%, 8/01/48 8/29 at 100.00 1,179,984
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 1,442,280
785 4.000%, 6/01/35 6/30 at 100.00 739,266
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 667,717
Total Health Care 7,662,362
Housing/Multifamily - 1.3%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
9/23 at 100.00 1,001,980
Total Housing/Multifamily 1,001,980
Housing/Single Family - 4.0%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 275,173
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 1,277,563
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 531,051
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 82,445
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 917,975
Total Housing/Single Family 3,084,207

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 1.5%
$ 1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
10/23 at 100.00 $ 1,168,863
Total Long-Term Care 1,168,863
Tax Obligation/General - 8.4%
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 1,069,550
2,400 Central New Mexico Community College, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, Limited Tax Series
2023, 4.000%, 8/15/37
8/30 at 100.00 2,401,296
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 832,470
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 517,750
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 682,331
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 1,015,520
Total Tax Obligation/General 6,518,917
Tax Obligation/Limited - 36.0%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 1,219,748
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 505,710
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 819,386
1,005 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call 1,056,758
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 1,267,627
435 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 434,970
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 181,418
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 1,014,400
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 605,016
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 1,014,290
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 489,105
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 730,766
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 103,239
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 467,650
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 228,735
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured
6/33 at 100.00 644,686
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 805,326
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 1,007,960
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 1,333,794

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 $ 986,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,850 0.000%, 7/01/46 7/28 at 41.38 1,072,302
1,000 4.750%, 7/01/53 7/28 at 100.00 937,470
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 786,517
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 982,232
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 1,023,343
2,040 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 2,137,655
Santa Fe, Minnesota, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 538,785
400 5.000%, 6/01/37 6/28 at 100.00 427,004
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
10/23 at 100.00 551,615
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 1,010,460
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/23 at 100.00 2,000,780
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 481,960
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call 4,709
500 4.000%, 5/01/33, 144A 5/29 at 103.00 439,175
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 676,149
Total Tax Obligation/Limited 27,986,990
U.S. Guaranteed - 3.3% (c)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 1,592,578
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 1,012,260
Total U.S. Guaranteed 2,604,838
Utilities - 27.4%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
1,000 5.000%, 7/01/32 7/25 at 100.00 1,028,260
1,000 4.000%, 7/01/33 7/25 at 100.00 1,011,810
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 1,062,490
2,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 2,839,855
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 759,202
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 1,028,642
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 1,158,052

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 $ 1,023,050
250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 261,340
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 478,759
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 899,215
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
975 3.000%, 6/01/39 6/30 at 100.00 824,821
975 3.000%, 6/01/40 6/30 at 100.00 805,662
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 1,084,230
1,305 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2023A-1, 5.000%, 6/01/41
6/33 at 100.00 1,431,598
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 985,354
265 5.000%, 6/15/36 6/28 at 100.00 283,646
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 1,111,552
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call 512,645
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 727,292
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 502,980
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 1,463,265
Total Utilities 21,283,720
Total Municipal Bonds
(cost $79,524,865) 75,898,513
Total Long-Term Investments
(cost $79,524,865) 75,898,513
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.4%
X 1,060,000 MUNICIPAL BONDS - 1.4%
X 1,060,000
Health Care - 0.9%
$ 660 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2008B, 4.000%, 8/01/34,
(Mandatory Put 9/08/23) (d)
9/23 at 100.00 $ 660,000
Total Health Care 660,000
Housing/Multifamily - 0.5%
$ 400 New Mexico Mortgage Finnance Authority, Multifamily Housing
Revenue Bonds, Villas de San Ignacio Series 2008B, 4.100%, 11/01/43,
(Mandatory Put 9/15/23) (d)
9/23 at 100.00 400,000
Total Housing/Multifamily 400,000
Total Municipal Bonds
(cost $1,060,000) 1,060,000
Total Short-Term Investments
(cost $1,060,000) 1,060,000
Total Investments
(cost $80,584,865) - 99.1% 76,958,513
Other Assets & Liabilities, Net - 0.9% 721,232
Net Assets - 100% $ 77,679,745

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 75,898,513 $ – $ 75,898,513
Short-Term Investments:
Municipal Bonds – 1,060,000 – 1,060,000
Total
$ – $ 76,958,513 $ – $ 76,958,513
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.9%
X 408,226,389 MUNICIPAL BONDS - 94.0%
X 408,226,389
Consumer Staples - 0.4%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 1,504,208
Total Consumer Staples 1,504,208
Education and Civic Organizations - 12.8%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call 2,792,925
1,205 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 1,209,374
480 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 466,877
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 276,686
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 1,878,578
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 1,217,038
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 285,169
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 664,879
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 323,235
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 3,561,390
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 1,120,805
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 250,754
210 3.250%, 5/01/36 5/26 at 100.00 175,812
355 3.500%, 5/01/41 5/26 at 100.00 277,518
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 982,106
1,000 Lancaster Higher Education Authority, Pennsylvania, College Revenue
Bonds, Harrisburg Area Community College Project, Series 2021,
5.000%, 10/01/27 - BAM Insured
No Opt. Call 1,058,860
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 1,536,786
1,250 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,160,288
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 827,700
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 1,041,291
3,900 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 3,239,535
1,440 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,199,088
615 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 591,704

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 $ 529,414
690 3.000%, 11/01/42 5/26 at 100.00 477,653
500 5.000%, 11/01/46 5/26 at 100.00 475,420
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 822,710
670 5.000%, 12/01/44 12/24 at 100.00 675,206
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 934,400
500 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 488,900
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 10/23 at 100.00 263,262
1,240 5.000%, 5/01/42 10/23 at 100.00 1,018,412
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
215 4.000%, 11/01/39 10/23 at 100.00 184,691
1,200 5.000%, 11/01/42 10/23 at 100.00 1,130,772
1,405 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 1,420,286
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 1,862,845
2,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%,
9/01/48
9/33 at 100.00 2,195,580
1,100 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 967,472
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph?s University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 2,102,540
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 1,739,321
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 2,476,211
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017:
860 5.000%, 3/15/45, 144A 3/28 at 100.00 718,564
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 851,366
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 1,648,631
3,825 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 3,892,244
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 1,796,021
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 682,882
260 5.000%, 11/01/33 11/25 at 100.00 266,921
Total Education and Civic Organizations 55,760,122

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 16.3%
$ 10,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 $ 8,657,200
530 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/36
7/29 at 100.00 519,167
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 2,126,373
1,765 4.000%, 11/01/47 11/27 at 100.00 1,011,751
3,000 5.000%, 11/01/47 11/27 at 100.00 1,869,810
755 5.000%, 11/01/50 11/27 at 100.00 470,335
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 932,321
5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 3,591,649
2,400 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 2,193,432
2,620 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 2,346,577
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
835 4.000%, 10/01/36 10/27 at 100.00 821,523
1,000 4.000%, 10/01/37 10/27 at 100.00 969,130
3,705 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 3,304,601
1,610 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 1,458,193
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
615 3.000%, 6/01/33 6/26 at 100.00 561,661
585 5.000%, 6/01/35 6/26 at 100.00 600,713
1,525 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 1,276,989
1,650 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 1,663,579
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 1,489,707
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 1,009,470
4,360 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 3,920,556
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 1,020,760
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 2,776,730
2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 2,233,500
1,295 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 1,170,227

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
$ 415 3.000%, 11/01/36 5/26 at 100.00 $ 327,124
3,435 4.000%, 11/01/46 5/26 at 100.00 2,859,088
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 1,753,920
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 1,051,291
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 1,006,130
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,605 4.000%, 9/01/44 9/29 at 100.00 3,319,015
245 4.000%, 9/01/49 9/29 at 100.00 218,849
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2022B:
1,910 4.000%, 5/01/52 5/32 at 100.00 1,664,317
1,000 5.000%, 5/01/57 5/32 at 100.00 1,010,400
2,195 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 2,198,336
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 567,532
3,340 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 3,339,666
2,995 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 3,058,764
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 623,987
Total Health Care 70,994,373
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 652,262
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 98,182
181 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
10/23 at 100.00 184,245
Total Housing/Multifamily 934,689
Housing/Single Family - 11.6%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 647,513
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,180,631
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 3,163,716
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
1,485 3.100%, 10/01/36 10/25 at 100.00 1,278,035
5,820 3.200%, 10/01/41 10/25 at 100.00 4,801,093
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 1,452,180
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 1,871,720

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
$ 180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 $ 167,423
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 4,748,400
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 2,892,244
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
1,405 2.350%, 10/01/40 10/29 at 100.00 1,013,904
5,255 2.500%, 10/01/45 10/29 at 100.00 3,595,261
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 807,962
1,645 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2023-141A, 4.600%, 10/01/43
10/32 at 100.00 1,634,571
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-134A:
5,210 1.850%, 4/01/36 10/29 at 100.00 3,853,837
3,145 2.050%, 4/01/41 10/29 at 100.00 2,097,526
2,430 2.100%, 10/01/43 10/29 at 100.00 1,676,773
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 2,067,504
3,935 2.375%, 10/01/46 10/30 at 100.00 2,496,954
4,425 2.500%, 10/01/50 10/30 at 100.00 2,740,624
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 1,493,303
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 1,275,207
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 1,376,895
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46
10/32 at 100.00 2,038,680
Total Housing/Single Family 50,371,956
Industrials - 0.8%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (c),(d)
6/30 at 100.00 4,450
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (c),(d)
6/30 at 100.00 4,450
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 2,529,267
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call 983,650
Total Industrials 3,521,817
Long-Term Care - 7.0%
1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 1,392,537
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 81,180
860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 691,234
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 2,422,723

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 $ 2,954,180
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 660,444
1,120 5.000%, 1/01/38 1/25 at 100.00 1,119,910
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 358,458
1,000 5.000%, 1/01/29 1/26 at 100.00 1,008,650
910 5.000%, 1/01/30 1/26 at 100.00 916,870
135 3.250%, 1/01/36 1/26 at 100.00 112,351
1,430 3.250%, 1/01/39 1/26 at 100.00 1,133,990
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 256,985
105 5.000%, 1/01/39 1/29 at 100.00 103,010
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 1,143,274
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 343,203
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 493,362
245 5.000%, 3/01/50 3/27 at 102.00 191,923
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 637,709
1,400 4.000%, 7/01/56 7/26 at 103.00 989,534
3,250 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 3,231,150
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 1,836,160
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 909,205
Pennsylvania Economic Development Finance Authority
Revenue Bonds Presbyterian Senior Living Project, Series
2021:
1,800 4.000%, 7/01/41 7/26 at 103.00 1,552,770
500 4.000%, 7/01/46 7/26 at 103.00 413,915
1,000 Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2, 5.000%, 7/01/42
7/29 at 103.00 983,160
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
2,655 4.000%, 5/15/41 5/28 at 103.00 2,032,509
3,345 4.000%, 5/15/47 5/28 at 103.00 2,365,952
Total Long-Term Care 30,336,348

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 16.8%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
$ 950 5.000%, 12/01/32 12/24 at 100.00 $ 963,006
415 5.000%, 12/01/34 12/24 at 100.00 419,374
5,660 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 5,920,530
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 1,018,880
750 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 756,900
500 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2022, 4.000%, 8/01/38
8/30 at 100.00 499,540
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,050 4.000%, 8/01/31 8/26 at 100.00 1,069,015
1,230 4.000%, 8/01/32 8/26 at 100.00 1,250,972
1,180 4.000%, 8/01/33 8/26 at 100.00 1,199,505
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 710,111
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 1,020,800
1,800 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/37
12/24 at 100.00 1,816,236
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call 2,849,969
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 2,260,000
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 961,584
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 4,162,877
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 680,354
Cumberland Valley School District, Cumberland County,
Pennsylvania, General Obligation Bonds, Series 2023A:
1,410 5.000%, 11/15/42 - AGM Insured 11/32 at 100.00 1,512,183
1,000 5.000%, 11/15/44 - AGM Insured 11/32 at 100.00 1,070,070
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call 2,086,326
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 540,031
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 513,248
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call 1,334,389
2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 2,246,877
1,000 Littlestown Area School District, Adams County, Pennsylvania, General
Obligation Bonds, Series 2023A, 5.000%, 10/01/50 - BAM Insured , (WI/
DD)
10/33 at 100.00 1,043,130
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call 4,663,230
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 3,427,770
15 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 3.000%, 6/01/32
No Opt. Call 13,947
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 1,045,766
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 1,040,186

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
$ 1,510 4.000%, 3/01/33 9/27 at 100.00 $ 1,548,037
1,860 4.000%, 3/01/34 9/27 at 100.00 1,904,714
1,000 Pennsbury School District, Bucks County, Pennsylvania, General Obligation
Bonds, Series 2023, 5.000%, 8/01/43
8/31 at 100.00 1,056,570
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 1,356,817
3,535 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 3,978,395
5,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 4,583,000
760 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 741,441
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 1,265,082
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 2,027,440
60 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 58,867
1,000 Township of Upper Marion, Pennsylvania, General Obligation Bonds,
Series of 2022, 4.000%, 12/01/47
12/27 at 100.00 948,230
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 1,384,342
Upper Saint Clair Township School District, Allegheny
County, Pennsylvania, General Obligation Bonds, Series
2020:
1,090 3.000%, 10/01/29 10/28 at 100.00 1,076,386
1,100 3.000%, 10/01/30 10/28 at 100.00 1,069,255
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call 953,632
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 916,560
Total Tax Obligation/General 72,965,574
Tax Obligation/Limited - 3.9%
110 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 112,492
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 102,078
990 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 982,941
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 500,132
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 96,495
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
510 5.000%, 6/01/31 6/28 at 100.00 541,365
3,470 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 3,305,765
501 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 491,361

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
$ 1,500 4.750%, 12/01/37 12/26 at 100.00 $ 1,535,295
1,000 4.900%, 12/01/44 12/26 at 100.00 1,017,560
2,080 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 2,136,306
2,060 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 2,118,133
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
171 0.000%, 7/01/51 7/28 at 30.01 35,342
1,036 4.750%, 7/01/53 7/28 at 100.00 971,219
1,906 5.000%, 7/01/58 7/28 at 100.00 1,849,583
663 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 621,489
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 515,669
Total Tax Obligation/Limited 16,933,225
Transportation - 9.9%
Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series
2021A:
3,810 5.000%, 1/01/51, (AMT) 1/31 at 100.00 3,862,045
3,500 5.000%, 1/01/56, (AMT) 1/31 at 100.00 3,538,150
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 1,049,901
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 2,471,178
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 1,099,746
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 2,884,958
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 1,855,679
2,615 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 2,595,937
4,865 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 5,302,120
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 1,019,550
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 1,699,018
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 5,085,100
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2023A:
945 4.250%, 12/01/44 , (WI/DD) 12/33 at 100.00 933,084
2,000 5.000%, 12/01/48 , (WI/DD) 12/33 at 100.00 2,116,520
2,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,895,686
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
585 5.000%, 6/01/31 6/27 at 100.00 619,070
645 5.000%, 6/01/33 6/27 at 100.00 681,849

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 $ 911,980
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 64,960
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 1,005,160
1,250 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,099,700
Total Transportation 42,791,391
U.S. Guaranteed - 5.6% (e)
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48, (Pre-refunded 5/15/25)
5/25 at 102.00 1,671,584
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 305,741
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 704,759
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-
refunded 8/15/24)
8/24 at 100.00 2,062,845
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 967,507
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 337,620
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 933,885
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 224,541
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 623,869
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 623,358
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 76,552
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 491,029
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,590 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 2,601,189
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,307,068
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017:
50 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 53,858
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 1,669,595
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 5,208,105
2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 2,296,173
Total U.S. Guaranteed 24,159,278

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities - 8.7%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
$ 1,840 5.000%, 12/01/40 12/25 at 100.00 $ 1,877,334
1,365 5.000%, 12/01/45 12/25 at 100.00 1,390,935
835 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 876,700
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 50,000
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (c)
No Opt. Call 35
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (c)
No Opt. Call 23
1,450 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 1,573,250
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 403,329
410 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 416,351
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
1,375 5.125%, 12/01/47 12/23 at 100.00 1,377,406
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 1,190,552
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (c)
No Opt. Call 43
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 1,938,523
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 3,378,123
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 8,431,269
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 2,027,840
2,915 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 3,025,012
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 2,270,685
Pittsburgh Water and Sewer Authority, Pennsylvania, Water
and Sewer System Revenue Bonds, First Lien Series
2023A:
1,730 5.000%, 9/01/43 - AGM Insured 9/33 at 100.00 1,869,023
1,000 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 959,000
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 976,097
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call 1,026,070
565 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 506,302
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 766,980

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,615 Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021., 5.000%, 1/01/24 - BAM Insured
No Opt. Call $ 1,622,526
Total Utilities 37,953,408
Total Municipal Bonds
(cost $456,998,529) 408,226,389
Shares Description (a) Value
X 25,652,327 COMMON STOCKS - 5.9%
X 25,652,327
Independent Power And Renewable Electricity Producers - 5.9%
324,114 Energy Harbor Corp (f),(g) $ 25,652,327
Total Independent Power And Renewable Electricity Producers 25,652,327
Total Common Stocks
(cost $9,068,453) 25,652,327
Principal
Amount (000) Description (a) Coupon (h)
Reference
Rate (i) Spread (h) Maturity (i) Value
100,000 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%
X 100,000
Trading Companies & Distributors - 0.0%
$ 100 KDC Agribusiness Fairless Hills
LLC (c),(d)
12.000% N/A N/A 09/17/23 $ 100,000
Total Trading Companies & Distributors 100,000
Total Variable Rate Senior Loan Interests
(cost $100,000) 100,000
Total Long-Term Investments
(cost $466,166,982) 433,978,716
Other Assets & Liabilities, Net - 0.1% 503,275
Net Assets - 100% $ 434,481,991
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (26) 12/23 $ (2,867,550) $ (2,886,813) $ (19,263)
U.S. Treasury Long Bond (20) 12/23 (2,407,799) (2,433,750) (25,951)
Total $(5,275,349) $(5,320,563) $(45,214)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 408,217,489 $ 8,900 $ 408,226,389
Common Stocks – 25,652,327 – 25,652,327
Variable Rate Senior Loan Interests – – 100,000 100,000
Investments in Derivatives:
Futures Contracts* (45,214) – – (45,214)
Total
$ (45,214) $ 433,869,816 $ 108,900 $ 433,933,502
* Represents net unrealized appreciation (depreciation).
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by
Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied).
The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”)
announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(h) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(i) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
WI/DD When-issued or delayed delivery security.

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments August 31, 2023
(Unaudited)
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 101.0%
X 479,101,861 MUNICIPAL BONDS - 101.0%
X 479,101,861
Consumer Staples - 2.8%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 245 5.250%, 6/01/32 9/23 at 100.00 $ 240,107
600 5.625%, 6/01/47 9/23 at 100.00 574,608
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
9/23 at 100.00 7,036,400
5,555 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
9/23 at 100.00 5,360,686
Total Consumer Staples 13,211,801
Education and Civic Organizations - 10.3%
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 1,599,250
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
375 5.000%, 2/15/32 2/30 at 100.00 419,205
370 5.000%, 2/15/33 2/30 at 100.00 413,194
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 1,557,525
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 1,509,519
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A,
4.000%, 10/01/52
10/32 at 100.00 1,409,400
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 1,485,920
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 498,925
1,000 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2019A, 4.000%,
6/01/34
6/29 at 100.00 1,032,730
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 742,942
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 2,544,325
The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A:
8,855 5.000%, 4/01/39 4/27 at 100.00 9,299,255
5,000 5.000%, 4/01/47 4/27 at 100.00 5,186,450
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 5,191,450
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 921,330
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 2,944,680
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 4,113,738
5,025 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Public Higher Education Financing Program, Series 2023A, 5.000%,
9/01/36
9/32 at 100.00 5,664,482

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call $ 1,718,782
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 558,868
Total Education and Civic Organizations 48,811,970
Health Care - 16.0%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,200 5.000%, 7/01/31 7/30 at 100.00 1,312,140
1,050 5.000%, 7/01/32 7/30 at 100.00 1,147,881
1,000 5.000%, 7/01/33 7/30 at 100.00 1,093,290
325 5.000%, 7/01/37 7/30 at 100.00 344,601
1,195 4.000%, 7/01/38 7/30 at 100.00 1,164,623
2,075 4.000%, 7/01/45 7/30 at 100.00 1,909,871
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
2,030 5.000%, 7/01/30 7/29 at 100.00 2,180,667
1,000 4.000%, 7/01/39 7/29 at 100.00 932,960
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 1,709,357
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 2,892,480
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 2,009,440
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 1,899,440
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 2,700,570
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 3,513,825
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 186,449
3,000 5.000%, 1/01/47 1/27 at 100.00 3,014,610
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
4,050 4.000%, 1/01/47 1/32 at 100.00 3,573,558
3,000 3.000%, 1/01/51 1/32 at 100.00 2,006,190
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 934,730
5,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 4,588,000
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 1,030,180
1,800 5.000%, 6/15/35 6/26 at 100.00 1,846,278
1,600 5.000%, 6/15/36 6/26 at 100.00 1,633,008
1,360 4.000%, 6/15/37 6/26 at 100.00 1,269,846
6,500 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 6,558,305
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 8,261,587

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/41
10/32 at 100.00 $ 5,262,900
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 3,942,680
1,150 4.000%, 11/01/39 11/29 at 100.00 1,124,067
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 1,283,837
1,230 5.000%, 1/01/34 1/26 at 100.00 1,262,337
2,000 4.000%, 1/01/37 1/26 at 100.00 1,978,560
1,215 5.000%, 1/01/44 1/26 at 100.00 1,223,250
Total Health Care 75,791,517
Housing/Multifamily - 4.3%
495 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
10/23 at 100.00 495,886
795 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 701,111
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 1,455,202
1,790 3.625%, 3/01/39 3/24 at 100.00 1,614,777
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 913,330
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 2,325,854
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 1,382,535
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 1,477,714
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 2,666,040
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 875,012
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 1,235,477
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 1,337,140
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 1,386,320
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 1,000,700
1,250 Williamsburg Economic Development Authority, Virginia, Student Housing
Revenue Bonds, Provident Group - Williamsburg Properties LLC -
William and Mary Project Series 2023A, 5.250%, 7/01/53 - AGM Insured
7/33 at 100.00 1,349,400
Total Housing/Multifamily 20,216,498
Industrials - 0.8%
4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call 3,931,312
Total Industrials 3,931,312

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 3.2%
$ 2,800 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 $ 2,339,960
Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Refunding Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 1,622,659
1,000 4.000%, 10/01/50 10/26 at 103.00 840,540
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 756,080
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 487,319
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 882,980
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 775,510
Norfolk Redevelopment and Housing Authority, Virginia,
Fort Norfolk Retirement Community, Inc., Harbor's Edge
Project, Series 2019A:
500 5.000%, 1/01/49 1/24 at 104.00 394,960
3,300 5.250%, 1/01/54 1/24 at 104.00 2,642,937
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 1,200,780
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 2,078,413
500 5.000%, 9/01/31 9/24 at 102.00 476,240
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 877,544
Total Long-Term Care 15,375,922
Tax Obligation/General - 6.5%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call 3,226,026
3,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 10/01/32
4/32 at 100.00 3,474,900
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call 3,605,956
2,000 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 12/01/39
12/32 at 100.00 2,230,860
1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement
Refunding Series 2016A, 5.000%, 10/01/28
10/26 at 100.00 1,320,338
1,000 Norfolk, Virginia, General Obligation Bonds, Refunding Capital
Improvement Series 2023A, 5.000%, 9/01/40
9/32 at 100.00 1,105,260
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call 2,350,317
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,920 5.625%, 7/01/29 No Opt. Call 3,089,024
4,500 0.000%, 7/01/33 7/31 at 89.94 2,741,850
1,000 4.000%, 7/01/33 7/31 at 103.00 936,380
2,000 4.000%, 7/01/41 7/31 at 103.00 1,729,500
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call 2,884,036

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
$ 7,110 0.000%, 8/15/48 8/25 at 38.79 $ 2,074,343
Total Tax Obligation/General 30,768,790
Tax Obligation/Limited - 18.5%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
1,485 5.000%, 2/15/34 8/27 at 100.00 1,601,068
1,000 5.000%, 2/15/35 8/27 at 100.00 1,074,480
925 5.000%, 2/15/36 8/27 at 100.00 988,825
1,495 Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%,
3/01/45, 144A
3/25 at 100.00 1,497,512
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
10/23 at 100.00 971,730
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 1,044,820
1,575 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 1,470,688
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 3,021,570
1,000 5.000%, 11/15/35 11/25 at 100.00 1,002,480
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 1,021,970
1,000 5.000%, 12/01/34 12/26 at 100.00 1,018,490
Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 4,236,720
2,000 5.250%, 7/01/60 7/30 at 100.00 2,142,880
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,350 5.000%, 7/01/48 1/28 at 100.00 4,530,264
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 2,788,410
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 677,910
905 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 844,039
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call 770,990
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 359,912
800 5.000%, 9/01/37, 144A 9/27 at 100.00 775,720
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 2,010,003
3,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 2,958,750

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 19 0.000%, 7/01/24 No Opt. Call $ 18,387
81 0.000%, 7/01/27 No Opt. Call 69,334
317 0.000%, 7/01/29 7/28 at 98.64 248,011
210 0.000%, 7/01/31 7/28 at 91.88 150,119
432 0.000%, 7/01/33 7/28 at 86.06 279,564
3,247 0.000%, 7/01/51 7/28 at 30.01 671,090
2,000 4.750%, 7/01/53 7/28 at 100.00 1,874,940
10,615 5.000%, 7/01/58 7/28 at 100.00 10,300,796
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 2,070,128
61 4.536%, 7/01/53 7/28 at 100.00 55,208
31 4.784%, 7/01/58 7/28 at 100.00 29,059
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
500 5.000%, 9/01/23, 144A No Opt. Call 500,000
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 1,010,010
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 1,012,650
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
10/23 at 100.00 1,010,140
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,259,555
2,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
21st Century Collage & Equipment Programs, Series 2023A, 5.000%,
2/01/41
2/33 at 100.00 2,198,480
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 1,081,960
2,000 5.000%, 2/01/32 2/28 at 100.00 2,156,600
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 3,678,290
2,900 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/33
9/30 at 100.00 3,281,437
695 Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012,
5.000%, 3/01/25
10/23 at 100.00 685,228
2,000 Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series
2023A, 5.250%, 7/01/48
7/33 at 100.00 2,221,920
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 1,949,900
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 2,066,260
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
10/23 at 100.00 25,013
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 345,807
1,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 982,870
4,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 3,891,600
3,530 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A., 5.250%, 7/15/53
7/33 at 100.00 3,829,415
1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 1,037,800
Total Tax Obligation/Limited 87,800,802

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 23.6%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
$ 350 4.000%, 7/01/36 7/26 at 100.00 $ 351,050
770 4.000%, 7/01/38 7/26 at 100.00 759,366
2,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call 2,003,360
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
5,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 5,688,587
1,830 5.000%, 7/01/46 7/26 at 100.00 1,848,904
2,000 5.000%, 7/01/51 7/26 at 100.00 2,014,200
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 4.750%, 7/15/32 7/28 at 100.00 3,118,590
1,755 4.875%, 7/15/40 - AGM Insured 7/28 at 100.00 1,807,246
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
10/23 at 100.00 1,620,162
305 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/38
10/29 at 100.00 297,729
2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53
- AGM Insured
10/29 at 100.00 2,283,325
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 2,093,560
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52
- AGM Insured
10/31 at 100.00 1,836,020
Metropolitan Washington Airports Authority, District of
Columbia, Dulles Toll Road Revenue Bonds, Dulles
Metrorail & Capital improvement Projects, Second Senior
Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call 3,747,702
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call 3,771,027
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call 7,435,090
3,300 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 3,671,580
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 1,079,420
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 5,352,100
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 652,181
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 3,051,780
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 3,168,480
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 3,465,453
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 1,051,740
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 4,168,720
1,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/42, (AMT)
10/32 at 100.00 1,542,452

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
$ 95 5.000%, 8/01/26, (AMT) 9/23 at 100.00 $ 95,209
595 5.000%, 8/01/31, (AMT) 9/23 at 100.00 596,482
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
1,000 5.000%, 7/01/37 7/29 at 100.00 1,056,000
2,925 5.000%, 7/01/43 7/29 at 100.00 3,037,612
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
7,800 5.000%, 12/31/49, (AMT) 6/27 at 100.00 7,812,870
2,750 5.000%, 12/31/52, (AMT) 6/27 at 100.00 2,741,393
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
2,500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 2,624,100
1,000 5.000%, 1/01/38, (AMT) 1/32 at 100.00 1,026,980
1,000 5.000%, 7/01/38, (AMT) 1/32 at 100.00 1,026,280
2,000 4.000%, 1/01/42, (AMT) 1/32 at 100.00 1,797,320
4,500 5.000%, 12/31/47, (AMT) 12/32 at 100.00 4,537,305
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 1,003,590
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding
Senior Lien Series 2022:
2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 2,320,822
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 920,200
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 2,268,000
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 4,557,000
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
2,000 5.000%, 7/01/30 7/27 at 100.00 2,121,380
1,400 5.000%, 7/01/37 7/27 at 100.00 1,453,914
2,000 5.000%, 7/01/42 7/27 at 100.00 2,062,860
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 1,038,510
Total Transportation 111,977,651
U.S. Guaranteed - 8.1% (c)
275 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call 277,436
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 103,130
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 1,078,580
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 715,743
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 4,880,500
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 1,003,790
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 1,003,790

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (c) (continued)
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
$ 1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 $ 1,507,226
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 2,260,839
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 1,905,564
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 1,784,888
1,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 1,083,860
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 10,775,235
5,250 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 5,770,170
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 2,239,472
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 1,672,493
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 321,201
Total U.S. Guaranteed 38,383,917
Utilities - 6.9%
4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 4,300,000
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 2,512,175
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 1,027,290
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 3,992,670
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008C, 1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call 1,953,500
1,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 1,794,953
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 4,060,440
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 1,921,800
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 1,716,120
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 5,190,700
1,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C,
5.000%, 1/15/47 , (WI/DD)
1/34 at 100.00 1,080,403
2,500 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
10/23 at 100.00 2,307,400
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call 974,230
Total Utilities 32,831,681
Total Municipal Bonds
(cost $488,560,074) 479,101,861
Total Long-Term Investments
(cost $488,560,074) 479,101,861
Other Assets & Liabilities, Net - (1.0)% (4,806,294)
Net Assets - 100% $ 474,295,567

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 479,101,861 $ – $ 479,101,861
Total
$ – $ 479,101,861 $ – $ 479,101,861
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.